RiverFront Asset Allocation Growth
SUMMARY SECTION RIVERFRONT ASSET ALLOCATION GROWTH (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to provide high total investment return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiverFront Asset Allocation Growth Class A [1]
Maximum sales charge (load) imposed on purchases	5.50%
Maximum deferred sales charge	none
[1]	Effective June 12, 2018, Class A shares commenced operations.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiverFront Asset Allocation Growth Class A	[1]
Management Fees	none	[2]
Distribution and Service (12b-1) Fees	0.25%
Shareholder Services Fees	none
Administrative Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.68%
Total Annual Fund Operating Expenses	1.18%	[3]
[1]	Effective June 12, 2018, Class A shares commenced operations.
[2]	Pursuant to the Fund's advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
[3]	Based on estimated Class A-specific expenses for the first 12 months of operations of Class A shares.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
RiverFront Asset Allocation Growth | Class A | USD ($)	664	904	1,163	1,902

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

ALPS Advisors, Inc. (the “Adviser”) and RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) seek to achieve the Fund’s investment objective of high total investment return (which the Fund regards as the combination of capital appreciation and investment income) by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to primarily consist of ETFs sub-advised by RiverFront (“RiverFront ETFs”). The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 80% to equities and 20% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Sub-Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Sub-Adviser’s periodic (typically quarterly, under normal circumstances) modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that have positive momentum.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined objective of growth through a fully managed investment policy utilizing primarily RiverFront ETFs that collectively feature a mix of exposure to equity securities and debt securities (with a strong emphasis on the former) of both United States and foreign issuers, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may range from 60%/40% to 100%/0% instead of the 80%/20% target. The Fund’s portfolio is typically built around a long-term strategic allocation which divides the Fund’s investments into large cap, small cap, mid-cap equities; international equities (including emerging markets); and fixed income securities. The Fund will normally feature a larger allocation to equity ETFs and a smaller allocation to fixed income ETFs. The fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. RiverFront may tactically depart from the targeted allocations when certain sectors appear to be over- or under-valued. The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

The Sub-Adviser researches and implements its fundamental and technical disciplines on a global basis, without focusing on any one particular geographic region or segment. In addition, the investment universe of certain of the RiverFront ETFs in which the Fund invests corresponds with the companies contained in the MSCI ACWI index, which presently includes issuers from 23 developed and 24 emerging markets.

In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts.

Each RiverFront ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

Under normal circumstances, the Fund expects at least 25% of its portfolio holdings to be invested in the First Trust RiverFront Dynamic Developed International ETF.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•Affiliated ETF Risk. The Sub-Adviser (and where applicable, the Adviser) receives sub-advisory (or advisory) fees from the underlying RiverFront ETF that are payable to those parties pursuant to the sub-advisory and/or advisory agreements of those underlying RiverFront ETFs. It is possible that a conflict of interest among the Fund and the RiverFront ETFs could affect how the Sub-Adviser fulfills its fiduciary duties to the Fund and the RiverFront ETFs. The Sub-Adviser may have an incentive to take into account the effect on a RiverFront ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that RiverFront ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Fund has adopted an expense structure under which the Fund does not pay advisory fees to either the Adviser or the Sub-Adviser. For non-advisory services, the Fund pays an administrative fee to the administrator in addition to other expenses described in the Fund’s fees and expenses table. These services include general fund administration services, transfer agency services, as well as bookkeeping and accounting services. In addition, while the underlying RiverFront ETFs in which the Fund invests may have different advisory fee rates, the Fund will only invest in RiverFront ETFs subject to the same sub-advisory fee rates as other RiverFront ETFs already in the Fund’s portfolio. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of RiverFront ETFs.

•ETF Investment Risk. Each of the underlying ETFs in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such underlying ETFs. Those underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including RiverFront ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF including if the value of the ETF’s investments go down. In addition, the market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange.

•Allocation Risk. The performance of the Fund will depend largely on the investment decisions of RiverFront as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments may prove to be wrong from time to time or for extended periods of time and the Fund may lose money.

•Active Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

•Sector and Securities Selection Risk. The performance of an underlying ETF is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

•Interest Rate Risk. The fixed-income securities in which an underlying ETF may invest may be of any credit quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of an underlying ETF’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

•Credit Risk. The companies in which an underlying ETF may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of an underlying ETF’s portfolio and its income.

•Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and an underlying ETF may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk). Ultimately, any unexpected behavior in interest rates could increase the volatility of an underlying ETF’s share price and yield and could hurt performance. Prepayments could also create capital gains tax liability in some instances.

•Style Investing Risk. To the extent an underlying ETF focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

•Small-Cap Stock Risk. An underlying ETF may invest significantly in small-capitalization companies, and each underlying ETF may define “small-capitalization” differently. Small-cap stocks are often more volatile and less liquid than investments in larger companies, and may be subject to greater and more abrupt price fluctuations. In addition, small-cap companies may lack the management experience, financial resources and product diversification of larger companies. Small-cap companies’ earnings and revenues may be less predictable, and there may be less publicly available information about these companies, which can affect the pricing of their shares.

•Mid-Cap Stock Risk. An underlying ETF may invest significantly in mid-capitalization companies, and each underlying ETF may define “mid-capitalization” differently. Mid-cap stocks are often more volatile and less liquid than investments in large-cap companies, and may be subject to greater and more abrupt price fluctuations. Mid-cap companies may also lack the management experience, financial resources and product diversification of larger companies.

•High Yield Securities Risk. An underlying ETF may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell.

•Limited Investments Risk. The Fund may invest in a limited number of ETFs, and as a consequence, will be more susceptible to fluctuations in performance of, and risks associated with, those ETFs within its portfolio than a similar Fund with a greater number of ETFs within its portfolio.

•Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund.

•Non-U.S. Securities Risk. Non-U.S. securities, in which an underlying ETF could invest, are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

•Emerging Markets Risk. An underlying ETF may invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company.

•Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

•Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which an underlying ETF invests.

•Income Generation Risk. An underlying ETF may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the underlying ETF’s ability to meet its stated investment objective.

•Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund an underlying ETF may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. An underlying ETF may seek to hedge currency exposure through forward currency contracts and/or futures contracts (which are described under “Futures Contract Risk”). A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date. Contracts to sell foreign currency will generally be expected to limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. In addition, the use of currency hedging will not necessarily eliminate exposure to all currency fluctuations. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines.

•Futures Contract Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Futures contracts traded in the over-the-counter markets are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. A Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

•Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject an underlying ETF to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

•Capital Gains Risk. Because the Fund recently liquidated several long-term positions in its portfolio that had appreciated significantly, it recognized significant long-term capital gains. If the Fund recognizes capital losses prior to October 31, 2018 (the end of its tax year), such losses may partially offset the capital gains. After applying any such losses, the Fund will follow its practice of distributing its net long-term capital gains to shareholders near the end of the calendar year and of designating such distributions as capital gain distributions with respect to its tax year ended on October 31 of the same calendar year. Such “capital gain dividends” will be taxable to shareholders who receive (i.e., are paid) them as long-term capital gains.

The Fund is expected to distribute these realized capital gains in December 2018. For shareholders subject to federal income tax, capital gain distributions are taxable even if they are paid from gains earned by the Funds before a particular shareholder purchased its shares (and thus economically represent a return of that shareholder’s investment). Accordingly, while a shareholder who recently invested in the Fund would receive a return of capital in economic terms, the shareholder could not treat the distribution as a return of capital for tax purposes and the distribution will not reduce the tax basis of its investment in the Fund.

An estimate of this distribution will be posted on the Fund’s website at www.alpsfunds.com when it is available, which is expected to be in December 2018. Please consult your tax adviser about foreign, federal, state, local or other applicable tax laws.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A shares were not offered prior to June 12, 2018 (though a different class of the Fund’s shares was previously also called “Class A shares”). The performance shown in the table below for periods prior to June 12, 2018 for Class A shares reflects the performance of the Fund’s Investor Class shares. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Investor Class Shares

Best Quarter – March 31, 2012	8.63%
Worst Quarter – September 30, 2011	-16.39%
The Fund’s Investor Class share year-to-date return as of December 31, 2017 was 19.37%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Total Returns - RiverFront Asset Allocation Growth	1 Year		5 Years		Since Inception		Inception Date
Investor Class Shares	19.37%	[1]	8.43%	[1]	7.56%	[1]	Aug. 02, 2010
Investor Class Shares | Return After Taxes on Distributions	18.90%	[1]	7.34%	[1]	6.74%	[1]	Aug. 02, 2010
Investor Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	11.35%	[1]	6.28%	[1]	5.77%	[1]	Aug. 02, 2010
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	23.97%	[2]	10.80%	[2]	9.93%	[2]	Aug. 02, 2010
80% MSCI ACWI and 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	19.62%	[3]	9.10%	[3]	8.67%	[3]	Aug. 02, 2010
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	[3]	2.10%	[3]	3.06%	[3]	Aug. 02, 2010
[1]	The returns shown are for Investor Class shares, a share class that is not offered in this Prospectus, which would have substantially similar returns as Class A shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The fees and expenses of the Class A shares are higher than the fees and expenses of the share classes used in the table, and therefore, the performance of the Class A shares will be lower than the performance of the share class shown in the table.
[2]	Broad-based securities market index.
[3]	Additional index.